Condensed Schedule Of Investments (Futures And Forward Currency Contracts) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	2.13%	(1.44%)
Net Unrealized Appreciation/(Depreciation)	$ 3,508,794	$ (2,407,767)
Futures Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	1.96%	0.40%
Net Unrealized Appreciation/(Depreciation)	$ 3,227,734	$ 678,812
Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.17%	(1.84%)
Net Unrealized Appreciation/(Depreciation)	$ 281,060	$ (3,086,579)
Long Contracts [Member] | Futures Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.29%	1.83%
Net Unrealized Appreciation/(Depreciation)	$ 466,872	$ 3,066,740
Long Contracts [Member] | Energies [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.04%)	1.22%
Net Unrealized Appreciation/(Depreciation)	$ (59,830)	$ 2,040,077
Long Contracts [Member] | Grains [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.01%)	0.00%
Net Unrealized Appreciation/(Depreciation)	$ (18,510)	$ (4,300)
Long Contracts [Member] | Interest Rates [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.70%	(0.91%)
Net Unrealized Appreciation/(Depreciation)	$ 1,145,964	$ (1,518,851)
Long Contracts [Member] | 2 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital		0.00%
Net Unrealized Appreciation/(Depreciation)		$ 3,078
Long Contracts [Member] | 30 Year U.S. Treasury Bond [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.01%	0.06%
Net Unrealized Appreciation/(Depreciation)	$ 11,469	$ 93,844
Long Contracts [Member] | Other [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.69%	(0.97%)
Net Unrealized Appreciation/(Depreciation)	$ 1,134,495	$ (1,615,773)
Long Contracts [Member] | Metals [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.31%)	1.23%
Net Unrealized Appreciation/(Depreciation)	$ (510,086)	$ 2,060,486
Long Contracts [Member] | Softs [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital		0.04%
Net Unrealized Appreciation/(Depreciation)		$ 70,260
Long Contracts [Member] | Stock Indices [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.05%)	0.25%
Net Unrealized Appreciation/(Depreciation)	$ (90,666)	$ 419,068
Long Contracts [Member] | Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.50%	0.27%
Net Unrealized Appreciation/(Depreciation)	$ 820,193	$ 449,153
Short Contracts [Member] | Futures Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	1.67%	(1.43%)
Net Unrealized Appreciation/(Depreciation)	$ 2,760,862	$ (2,387,928)
Short Contracts [Member] | Energies [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	2.03%	(0.13%)
Net Unrealized Appreciation/(Depreciation)	$ 3,350,803	$ (217,090)
Short Contracts [Member] | Grains [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.15%	0.03%
Net Unrealized Appreciation/(Depreciation)	$ 251,578	$ 49,145
Short Contracts [Member] | Interest Rates [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.66%)	0.11%
Net Unrealized Appreciation/(Depreciation)	$ (1,090,436)	$ 176,326
Short Contracts [Member] | Livestock [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.00%	0.00%
Net Unrealized Appreciation/(Depreciation)	$ 810	$ (5,240)
Short Contracts [Member] | Metals [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.24%	(1.33%)
Net Unrealized Appreciation/(Depreciation)	$ 396,897	$ (2,202,248)
Short Contracts [Member] | Softs [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.05%	(0.03%)
Net Unrealized Appreciation/(Depreciation)	$ 76,581	$ (48,899)
Short Contracts [Member] | Stock Indices [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.14%)	(0.08%)
Net Unrealized Appreciation/(Depreciation)	$ (225,371)	$ (139,922)
Short Contracts [Member] | Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.33%)	(2.11%)
Net Unrealized Appreciation/(Depreciation)	$ (539,133)	$ (3,535,732)